RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

Purchases from Carrier and its affiliates comprised 62% of all inventory purchases made during 2017, 2016 and 2015. At December 31, 2017 and 2016, approximately $75,000 and $63,000, respectively, was payable to Carrier and its affiliates, net of receivables. Our joint ventures with Carrier also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2017, 2016 and 2015 included approximately $64,000, $56,000 and $62,000, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted on terms equivalent to an arm’s-length basis in the ordinary course of business.

A member of our Board of Directors is the Chairman and Chief Executive Officer of Moss & Associates LLC, which serves as general contractor for the remodeling of our Miami headquarters. We paid Moss & Associates LLC $951 and $291 for construction services performed during 2017 and 2016, respectively, and $131 was payable at December 31, 2017.

A member of our Board of Directors is the Senior Chairman of Greenberg Traurig, P.A., which serves as our principal outside counsel and receives customary fees for legal services. During 2017, we paid this firm $475 for services performed and $0 was payable at December 31, 2017.